Financial Risk Management - Summary of Contractual Cashflows for Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	€ 109,191	€ 104,961
Convertible senior notes	399,186
Total borrowings	508,377	104,961
Trade payables	101,032	59,417
Total financial liabilities	609,409	164,378
Total financial liabilities	767,359	164,378
Lease liabilities	128,763	126,918
Convertible senior notes	605,810
Total borrowings	734,573	126,918
Trade payables	101,032	59,417
Total financial liabilities	835,605	186,335
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	13,996	7,098
Convertible senior notes	12,130
Total borrowings	26,126	7,098
Trade payables	101,032	59,417
Total financial liabilities	127,158	66,515
Within 1 to 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	53,821	51,442
Convertible senior notes	48,519
Total borrowings	102,340	51,442
Total financial liabilities	102,340	51,442
After 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	60,946	68,378
Convertible senior notes	545,161
Total borrowings	606,107	68,378
Total financial liabilities	€ 606,107	€ 68,378